UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

1150 Silverado Street, #223, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

1150 Silverado Street, #223, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Mundoval Fund

ANNUAL REPORT

August 31, 2005

Mundoval Fund

Annual Report

August 31, 2005

Fellow Shareholders,

The Mundoval Fund gained 10.46% for the period since inception on September 3, 2004 through August 31, 2005, compared with the 14.72% increase for the MSCI World Index for the same period. As of August 31, 2005 the fund owned common stock of twenty-five businesses, of which some of our Asian holdings, as discussed below, contributed significantly to our gains in net asset value during the past twelve months. Factors that contributed to the underperformance of the fund relative to the MSCI World Index include an underweighting in energy stocks, as well as unrealized losses in holdings of Marsh McLennan, Eastman Kodak, Pfizer and Merck. Despite the short term volatility that we have experienced with these common stocks, your portfolio manager believes that these businesses are fundamentally sound and attractively priced relative to their intrinsic business valuations.

During the year, the fund purchased shares of the Chinese National Offshore Oil Corporation (CNOOC). CNOOC is China's largest producer of offshore crude oil and natural gas and one of the largest independent oil & gas exploration and production companies in the world. In addition to the business being attractively priced, CNOOC has a competitive advantage over its counterparts due its continued role as a primary provider of natural gas for China's rapidly growing coastal areas such as Hong Kong, Shanghai and Tianjin.

The biggest factor leading to the doubling of global steel prices in the past three years has been the rapid growth in demand for steel in China. As a result, some industry insiders believe that China will eventually become a net exporter of steel as it builds up capacity to sustain its growing appetite for the commodity. POSCO, the fourth largest steel producer in the world, based in South Korea, has sought to counter the proposed Chinese threat by focusing on high value-added strategic products and business partnerships that offer synergistic opportunities. With operations in South Korea, Europe, China, Japan and North America, POSCO is attempting to expand its steel production capacity in India, among other Asian nations, via the current trend of consolidation in the industry.

With an aggregate mobile telecommunications subscriber base of 224 million and market share of approximately 65% in Mainland China, China Mobile is the largest unified, contiguous all-digital mobile network in the world. China Mobile provides GSM global roaming service coverage in 184 countries worldwide. Along with a sound financial structure and robust free cash flow, China Mobile will seek to enhance its competitive advantage by allocating capital to the construction of GSM networks & structural facilities, development of new technologies and businesses, and for the construction of support systems, transmissions and structural facilities.

The Mundoval Fund adheres to an investment philosophy that is based on value. We will attempt to reduce the risk of permanent capital loss by purchasing common stock in businesses at prices that are less than their intrinsic values. Our scope is global as we seek to own businesses that are leaders in their industries with the ability to generate discretionary cash flows to enhance value for shareholders.

Thank you for your continued confidence and support.

Sincerely,

Arthur Q. Johnson, CFA

Portfolio Manager

2005 Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on February 28, 2005 and held through August 31, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                         Expenses Paid

                                                         Beginning                    Ending                 During the Period*

                                                     Account Value            Account Value          February 28, 2005

                                       February 28, 2005       August 31, 2005         to August 31, 2005

Actual                                   $1,000.00                   $1,020.33                         $7.64

Hypothetical                          $1,000.00                   $1,017.64                         $7.63

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the period of

     February 28, 2005 to August 31, 2005, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2005 Annual Report  2

Mundoval Fund  (Unaudited)

PERFORMANCE INFORMATION

Total returns from September 3, 2004 to August 31, 2005 (Fund Inception September 3, 2004).

August 31, 2005 NAV $11.04

Total Return(A)

Mundoval Fund                                                           10.46%

MSCI World Index(B)                                                     14.72%

(A) Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2005 Annual Report  3

Mundoval Fund

	Schedule of Investments
	August 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Cement, Hydraulic
4,000	Cemex SA de CV **	$ 190,680	3.97%

Commercial Banks, NEC
4,500	Citigroup Inc.	196,965
17,500	Mitsubishi Tokyo Financial Group Inc. * **	181,125
		378,090	7.88%

Crude Petroleum & Natural Gas
2,700	CNOOC Ltd. **	194,751	4.06%

Finance Services
4,700	First Data Corp.	195,285	4.07%

Fire, Marine & Casualty Insurance
3,500	American International Group Inc.	207,200	4.32%

Food and Kindred Products
3,000	Altria Group Inc.	212,100
2,900	Nestle SA **	204,015
5,000	Unilever plc **	203,200
		619,315	12.89%

Household Appliances
1,500	Whirlpool Corp.	114,075	2.38%

Insurance Agents, Brokers & Service
5,500	Marsh & McLennan Companies, Inc.	154,275	3.21%

Life Insurance
6,700	ING Groep NV **	195,774	4.08%

Newspapers: Publishing or Publishing & Printing
11,500	News Corporation	196,535	4.09%

Perfumes, Cosmetics & Other Toilet Preparations
3,500	Colgate-Palmolive Co.	183,750	3.83%

Pharmaceutical Preparations
6,500	Merck & Co. Inc.	183,495
8,000	Pfizer Inc.	203,760
		387,255	8.07%

Photographic Equipment & Supplies
4,000	Canon Inc. **	202,600
8,000	Eastman Kodak Co.	194,960
		397,560	8.28%

Radiotelephone Communications
8,500	Telefonos de Mexico SA de CV **	163,200	3.40%

Semiconductors & Related Devices
24,000	Taiwan Semiconductor Manufacturing Co. Ltd.**	197,520	4.11%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,700	Procter & Gamble Co.	205,276	4.28%

Services-Medical Laboratories
2,100	Laboratory Corp. of America Holdings *	103,572	2.16%

Steel Works, Blast Furnaces & Rolling Mills
3,500	POSCO **	182,875	3.81%

Telephone Communications
9,000	China Mobile Hong Kong Ltd. **	196,650	4.10%

Wholesale-Drugs, Proprietaries
2,800	Cardinal Health Inc.	166,908	3.48%

Total for Common Stock (Cost - $ 4,305,879)		$ 4,630,546	96.47%

Cash Equivalents
180,075	First American Treasury Obligation Fund Cl Y 3.07% ***	180,075	3.75%
	(Cost - $180,075)

	Total Investments	4,810,621	100.22%
	(Cost - $4,485,954)

	Liabilities in excess of Other Assets	(10,516)	-0.22%

	Net Assets	$ 4,800,105	100.00%

*Non-Income Producing Securities.

**ADR - American Depository Receipt

***Variable Rate Security; The Coupon Rate shown represents the rate at August 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  4

Mundoval Fund

Statement of Assets and Liabilities
August 31, 2005

Assets:
Investment Securities at Market Value	$ 4,810,621
(Cost - $4,485,954)
Dividend Receivable	5,676
Interest Receivable	679
Receivable for Securities Sold	89,401
Total Assets	4,906,377
Liabilities:
Payable to Adviser	6,438
Payable for Securities Purchased	99,834
Total Liabilities	106,272
Net Assets	$ 4,800,105

Net Assets Consist of:
Capital Paid In	$ 4,453,449
Accumulated Net Investment Income	31,616
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(9,627)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	324,667
Net Assets, for 434,605 Shares Outstanding	$ 4,800,105
(No par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($4,800,105/434,605 shares)	$ 11.04

Statement of Operations
For the period September 3, 2004 (commencement of operations)
through August 31, 2005

Investment Income:
Dividends (Net of foreign withholding taxes of $736)	$ 74,208
Interest	10,613
Total Investment Income	84,821
Expenses:
Investment Advisor Fees	51,408
Total Expenses	51,408

Net Investment Income	33,413

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(9,627)
Change in Unrealized Appreciation on Investments	324,667
Net Realized and Unrealized Gain on Investments	315,040

Net Increase in Net Assets from Operations	$ 348,453

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  5

Mundoval Fund

Statements of Changes in Net Assets
	9/3/2004*
	to
	8/31/2005
From Operations:
Net Investment Income	$ 33,413
Net Realized Loss on Investments	(9,627)
Change in Net Unrealized Appreciation	324,667
Increase in Net Assets from Operations	348,453
From Distributions to Shareholders:
Net Investment Income	(1,797)
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	(1,797)
From Capital Share Transactions:
Proceeds From Sale of Shares	4,353,224
Shares Issued on Reinvestment of Dividends	281
Cost of Shares Redeemed	(56)
Net Increase from Shareholder Activity	4,353,449

Net Increase in Net Assets	4,700,105

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment Income of $31,616)	$ 4,800,105

Share Transactions:
Issued	424,584
Reinvested	26
Redeemed	(5)
Net Increase in Shares	424,605
Shares Outstanding Beginning of Period	10,000
Shares Outstanding End of Period	434,605

Financial Highlights
Selected data for a share outstanding throughout the period:	9/3/2004*
	to
	8/31/2005
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income *****	0.10
Net Gains on Securities
(realized and unrealized)	0.95
Total from Investment Operations	1.05

Distributions (From Net Investment Income)	(0.01)
Distributions (From Realized Capital Gains)	-
Total Distributions	(0.01)

Net Asset Value -
End of Period	$ 11.04
Total Return ****	10.46%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	4,800
Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.97%	**
Portfolio Turnover Rate	14.94%	**

* commencement of operations.
** Annualized.
*** Not Annualized.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
***** Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  6

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND

August 31, 2005

1.) ORGANIZATION

Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund commenced operations on September 3, 2004.  The Fund's investment objective is long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”).  Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers

2005 Annual Report  7

Notes to the Financial Statements – continued

and trustees of the Trust.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, for the period September 3, 2004 (commencement of operations) through August 31, 2005, the Adviser earned management fees totaling $51,408 of which $6,438 was payable to the Adviser as of August 31, 2005.

Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

4.) RELATED PARTY TRANSACTIONS

The Fund has also entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Trust. MSS is paid by the Adviser for fund accounting and transfer agency services provided to the Fund.

The Trustees who are not interested persons of the Fund were paid $750 each in Trustees fees by the Adviser through August 31, 2005. Under the Management Agreement, the Adviser pays these fees.

5.) INVESTMENTS

For the period September 3, 2004 (commencement of operations) through August 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,780,273 and $464,767 respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at August 31, 2005 was $4,495,581.  At August 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

  $500,260

               ($185,220)

                                      $315,040

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2005, Arthur Q. Johnson held, in aggregate, 70.47% of the Fund. Arthur Q. Johnson is a trustee for the Fund and is also associated with A. Q. Johnson & Co., Inc., which is the investment adviser for the Fund.

7.) CAPITAL SHARES

At August 31, 2005 an indefinite number of shares of beneficial interest were authorized.  434,605 shares were issued and outstanding and paid in capital was $4,453,449.

8.) DISTRIBUTION TO SHAREHOLDERS

There was a dividend of $0.0061 per share paid on December 28, 2004 from net investment income.

The tax character of distributions paid during the period from September 3, 2004 through August 31, 2005  was as follows:

Distributions paid from

Ordinary Income                                        $     1,797

Short-Term Capital Gain                                       -0-

Long-Term Capital Gain                                        -0-

                                                                $     1,797

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                    $    31,616

Undistributed long-term capital gain/(accumulated losses)                        -0-

Unrealized appreciation/(depreciation)                                              315,040

                                                                                               $    346,656

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of post-October losses.

2005 Annual Report  8

Cohen McCurdy, Ltd.

826 Westpoint Pkwy, Ste 1250

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

Mundoval Fund

We have audited the accompanying statement of assets and liabilities, of Mundoval Fund including the schedule of investments as of August 31, 2005, and the related statements of operations, changes in net assets and financial highlights for the period of September 3, 2004 (commencement of operations) through August 31, 2005.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the Fund's custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mundoval Fund as of August 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

October 10, 2005

2005 Annual Report  9

TRUSTEES AND OFFICERS

Unaudited

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee servers until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address(1), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Arthur Q. Johnson(2), Year of Birth: 1961	President, Secretary, Treasurer, Chief Compliance Officer and Trustee	Indefinite Term, Since 2004	President of A.Q. Johnson & Co., Inc. (2002 – current), Principal of Brandes Investment Partners, L.P. (1986-2000).	1	None
Rise Suzanne Johnson(3) Year of Birth: 1962	Vice President	Indefinite Term, Since 2005	Homemaker	NA	None

(1) The address of each trustee and officer is c/o Mundoval Funds, 1150 Silverado St., #223, La Jolla, CA 92037.

(2) Arthur Q. Johnson is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

(3) Arthur Q. Johnson and Rise Suzanne Johnson are married.

Independent Trustees

Name, Address(4), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
William W. Eigner, Year of Birth: 1959	Trustee	Indefinite Term, Since 2004	Attorney of Procopio Cory Hargreaves & Savitch, LLP (1989 – current). Partner of Procopio Cory Hargreaves & Savitch, LLP (1995 – current).	1	None
David B. Marino, Year of Birth: 1963	Trustee	Indefinite Term, Since 2004	Executive Vice President and Principal of Irving Hughes (1995 – current).	1	None
Greg Young, Year of Birth: 1960	Trustee	Indefinite Term, Since 2004	Account Executive and Director of Stone & Youngberg, LLC (1990 – current).	1	None

(4) The address of each Trustee is c/o Mundoval Funds, 1150 Silverado St., #223, La Jolla, CA 92037.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-2877.

PROXY VOTING GUIDELINES (Unaudited)

A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.mundoval.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number(1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Annual Report  10

Board of Trustees

William W. Eigner

Arthur Q. Johnson

David B. Marino

Greg S. Young

Investment Adviser

A.Q. Johnson & Co., Inc.

1150 Silverado Street, #223

La Jolla, CA 92037

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 8/31/05
Audit Fees	$14,000
Audit-Related Fees	$700
Tax Fees	$1,076
All Other Fees	$885

Nature of Audit-Related Fees: out of pocket and consent fees.

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 4/30/05
Registrant	$1,961
Registrant’s Investment Adviser	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By : /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:           10/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:           10/31/05

By : /s/ Arthur Q. Johnson

Arthur Q. Johnson

Chief Financial Officer

Date:           10/31/05